Owners' Capital/Partners' Equity	12 Months Ended
Dec. 31, 2017
Owners' Capital/Partners' Equity
Owners' Capital/Partners' Equity

5. Owners' Capital/Partners' Equity

As of January 1, 2015 the capital of each of the subsidiaries consisted of 12,000 authorized common shares with a par value of $1 per share, all of which have been issued and are outstanding, resulting in a total share capital of $84. Each share was entitled to one vote.

Capital contributions represent capital contributed by the owner of each subsidiary in excess of par value to fund working capital and shipyard installments and capital contributed through contributed services.

The reconciliation of owners' capital is as follows:

	Share capital	Contributed surplus	Cash flow hedging reserve	Retained earnings	Total Owners' capital
Balance as of January 1, 2015	84	257,806	(3,120)	14,572	269,342

Capital contributions	—	39,786	—	—	39,786
Dividend declared	—	—	—	(10,800)	(10,800)
Profit attributable to GasLog's operations	—	—	—	18,710	18,710
Other comprehensive income attributable to GasLog's operations	—	—	593	—	593

Total comprehensive income attributable to GasLog's operations	—	—	593	18,710	19,303
Net contribution to the Partnership	(36)	(139,500)	—	(13,631)	(153,167)

Balance as of December 31, 2015	48	158,092	(2,527)	8,851	164,464

Capital contributions	—	40,385	—	—	40,385
Profit attributable to GasLog's operations	—	—	—	15,199	15,199
Other comprehensive income attributable to GasLog's operations	—	—	2,527	—	2,527

Total comprehensive income attributable to GasLog's operations	—	—	2,527	15,199	17,726
Net contribution to the Partnership	(12)	(60,660)	—	(6,234)	(66,906)

Balance as of December 31, 2016	36	137,817	—	17,816	155,669

Profit attributable to GasLog's operations	—	—	—	18,716	18,716

Total comprehensive income attributable to GasLog's operations	—	—	—	18,716	18,716
Net contribution to the Partnership	(36)	(137,817)	—	(36,532)	(174,385)

Balance as of December 31, 2017	—	—	—	—	—

On June 26, 2015, GasLog Partners completed an equity offering of 7,500,000 common units at a public offering price of $23.90 per unit. The net proceeds from this offering after deducting underwriting discounts and other offering expenses, were $171,831. In connection with the offering, the Partnership issued 153,061 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $3,658.

On August 5, 2016, GasLog Partners completed an equity offering of 2,750,000 common units at a public offering price of $19.50 per unit. The net proceeds from this offering after deducting underwriting discounts and other offering expenses, were $52,299. In connection with the offering, the Partnership issued 56,122 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,094.

On January 27, 2017, GasLog Partners completed an equity offering of 3,750,000 common units at a public offering price of $20.50 per unit. In addition, the option to purchase additional units was partially exercised by the underwriter on February 24, 2017, resulting in 120,000 additional units being sold at the same price. The aggregate net proceeds from this offering, including the partial exercise by the underwriter of the option to purchase additional units, after deducting underwriting discounts and other offering expenses, were $78,197. In connection with the offering, the Partnership also issued 78,980 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,619.

On May 15, 2017, GasLog Partners completed a public offering of 5,750,000 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Series A Preference Units"), including 750,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Series A Preference Units, liquidation preference $25.00 per unit, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $138,804. The Series A Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR A".

On May 16, 2017, GasLog Partners commenced an "at-the-market" common equity offering programme ("ATM Programme") under which the Partnership may, from time to time, raise equity through the issuance and sale of new common units having an aggregate offering price of up to $100,000 in accordance with the terms of an equity distribution agreement, entered into on the same date. Citigroup Global Markets Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Credit Suisse Securities (USA) LLC and Morgan Stanley & Co. LLC have agreed to act as sales agents. On November 3, 2017, the Partnership entered into the Amended and Restated Equity Distribution Agreement to increase the size of the ATM Programme to $144,040 and include UBS Securities LLC as a sales agent.

From establishment of the ATM Programme through December 31, 2017, GasLog Partners had issued and received payment for 2,737,405 common units at a weighted average price of $22.97 per common unit for total net proceeds, after deducting fees and other expenses, of $61,224. In connection with the issuance of common units under the ATM Programme during this period, the Partnership also issued 55,866 general partner units to its general partner in order for GasLog to retain its 2.0% general partner interest. The net proceeds from the issuance of the general partner units were $1,283.

Additionally, on May 16, 2017, the subordination period expired and consequently all 9,822,358 subordinated units held by GasLog converted into common units on a one-for-one basis and now participate pro rata with all other outstanding common units in distributions of available cash.

As of December 31, 2017, the Partnership's capital consisted of 41,002,121 outstanding common units and 836,779 outstanding general partner units.

Cash distributions

The Partnership's cash distributions for the years ended December 31, 2015, 2016 and 2017 are presented in the following table:

Declaration date	Type of units	Distribution per unit	Payment date	Amount paid
January 28, 2015	Common	$0.4345	February 12, 2015	$10,717
April 29, 2015	Common	$0.4345	May 14, 2015	$10,717
July 29, 2015	Common	$0.4345	August 13, 2015	$14,047
October 28, 2015	Common	$0.478	November 12, 2015	$15,712

Total				$51,193

January 27, 2016	Common	$0.478	February 12, 2016	$15,710
April 27, 2016	Common	$0.478	May 13, 2016	$15,712
July 27, 2016	Common	$0.478	August 12, 2016	$17,077
October 26, 2016	Common	$0.478	November 11, 2016	$17,078

Total				$65,577

January 26, 2017	Common	$0.49	February 10, 2017	$19,549
April 26, 2017	Common	$0.50	May 12, 2017	$20,121
July 26, 2017	Common	$0.51	August 11, 2017	$21,001
July 26, 2017	Preference	$0.71875	September 15, 2017	$4,132
October 25, 2017	Common	$0.5175	November 10, 2017	$22,377
November 16, 2017	Preference	$0.5390625	December 15, 2017	$3,100

Total				$90,280

Voting Rights

The following is a summary of the unitholder vote required for the approval of the matters specified below. Matters that require the approval of a "unit majority" require the approval of a majority of the outstanding common units voting as a single class.

In voting their common units the general partner and its affiliates will have no fiduciary duty or obligation whatsoever to the Partnership or the limited partners, including any duty to act in good faith or in the best interests of the Partnership or the limited partners.

Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. However, to preserve the Partnership's ability to claim an exemption from U.S. federal income tax under Section 883 of the Code, if at any time any person or group owns beneficially more than 4.9% of any class of units then outstanding, any units beneficially owned by that person or group in excess of 4.9% may not be voted on any matter and will not be considered to be outstanding when sending notices of a meeting of unitholders, calculating required votes (except for purposes of nominating a person for election to the board of directors), determining the presence of a quorum or for other similar purposes under the Partnership Agreement, unless otherwise required by law. Effectively, this means that the voting rights of any such unitholders in excess of 4.9% will be redistributed pro rata among the other common unitholders holding less than 4.9% of the voting power of all classes of units entitled to vote. The general partner, its affiliates and persons who acquired common units with the prior approval of the board of directors will not be subject to this 4.9% limitation except with respect to voting their common units in the election of the elected directors. This loss of voting rights does not apply to the preference units.

The Partnership holds a meeting of the limited partners every year to elect one or more members of the board of directors and to vote on any other matters that are properly brought before the meeting. The general partner retains the right to appoint four of the directors.

Preference unitholders generally have no voting rights. However, the consent of preference unitholders is required in connection with any amendment to the Partnership Agreement that would have a material adverse effect on the existing terms of the preference units, the issuance of securities that rank pari passu to the preference units if distributions are in arrears, or the issuance of securities that rank senior to the preference units. In addition, preference unitholders become entitled to elect one director to the Partnership's board of directors if and whenever distributions payable are in arrears for six or more quarterly periods. In such a case, the general partner will also be entitled to appoint one additional director to the board of directors.

General Partner Interest

The Partnership Agreement provides that the general partner initially will be entitled to 2.0% of all distributions that the Partnership makes prior to its liquidation. The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its 2.0% general partner interest if the Partnership issues additional units. The general partner's 2.0% interest, and the percentage of the Partnership's cash distributions to which it is entitled, will be proportionately reduced if the Partnership issues additional units in the future and the general partner does not contribute a proportionate amount of capital to the Partnership in order to maintain its 2.0% general partner interest. The general partner will be entitled to make a capital contribution in order to maintain its 2.0% general partner interest in the form of the contribution to the Partnership of common units based on the current market value of the contributed common units.

Incentive Distribution Rights

Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the payment of preference unit distributions and after the minimum quarterly distribution and the target distribution levels have been achieved. GasLog holds the incentive distribution rights following completion of the IPO. The incentive distribution rights may be transferred separately from any other interests, subject to restrictions in the Partnership Agreement. Except for transfers of incentive distribution rights to an affiliate or another entity as part of a merger or consolidation with or into, or sale of substantially all of the assets to, such entity, the approval of a majority of the Partnership's common units (excluding common units held by the general partner and its affiliates), voting separately as a class, generally is required for a transfer of the incentive distribution rights to a third party prior to March 31, 2019. Any transfer by GasLog of the incentive distribution rights would not change the percentage allocations of quarterly distributions with respect to such right.

The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions in respect to such rights:

	Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%

Subordinated Units

Since the IPO and until May 16, 2017, GasLog held all of the Partnership's subordinated units. The principal difference between the common units and subordinated units was that in any quarter during the subordination period the subordinated units were entitled to receive the minimum quarterly distribution of $0.375 per unit only after the common units had received the minimum quarterly distribution and arrearages in the payment of the minimum quarterly distribution from prior quarters. Subordinated units did not accrue arrearages. In accordance with the terms of the Partnership Agreement, the subordination period generally would end if the Partnership had earned and paid at least $0.375 on each outstanding common and subordinated unit and the corresponding distribution on the general partner's 2.0% interest for any three consecutive four-quarter periods ending on or after March 31, 2017.

On May 16, 2017, the subordination period expired and consequently all 9,822,358 subordinated units held by GasLog converted into common units on a one-for-one basis and now participate pro rata with all other outstanding common units in distributions of available cash.

Series A Preference Units

From and including the original issue date to, but excluding, June 15, 2027, distributions on the Series A Preference Units will accrue at 8.625% per annum per $25.00 of liquidation preference per unit. From and including June 15, 2027, the distribution rate will be a floating rate equal to the three-month London Interbank Offered Rate ("LIBOR") plus a spread of 6.31% per annum per $25.00 of liquidation preference per unit of Series A Preference Units.

The Series A Preference Units issued are not convertible into common units and have been accounted for as equity instruments based on certain characteristics such as the absolute discretion held by our board of directors over distributions, which can be deferred and accumulated, as well as the redemption rights held only by the Partnership. The Series A Preference Units have preference upon liquidation and the holders would receive $25.00 per unit plus any accumulated and unpaid distributions.